UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: March 31, 2012


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
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Name of Institutional Investment Manager

         50 Congress Street Suite 642        Boston           MA          02109
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Business Address    (Street)                 (City)        (State)        (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                    Principal                         617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
05/15/2012



Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total:         43
                                       ------------------------


Form 13F Information Table Value Total:   $21,845,000

                                       ------------------------




OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                                 March 31, 2012


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ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS           NUMBER     (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Aberdeen Asia Pac IncCome Fd      Com              003009107   473    64940      64940     0       0       64940         0         0
AllianceBernstein Income Fd       Com              01881E100   255    17000      17000     0       0       17000         0         0
Aurico Gold Inc                   Com              05155C105   226    25500      25500     0       0       25500         0         0
Barrick Gold Cp                   Com              067901108   773    17789      17789     0       0       17789         0         0
Berkshire Hathaway Inc            Cl A             084670108   244        2          2     0       0           2         0         0
BHP Ltd                           Sponsored ADR    088606108   620     8562       8562     0       0        8562         0         0
Blackrock Corporate High Yld FD V Com              09255L106   321    25610      25610     0       0       25610         0         0
Blackrock MA Health & Educ TE     Sh Ben Int       575672100   144    10000      10000     0       0       10000         0         0
Blackrock Senior High Income Ptf  Com              09255T109   213    51753      51753     0       0       51753         0         0
Bristol Myers Squibb              Com              110122108   425    12580      12580     0       0       12580         0         0
Brookfield Asset Mgt              CL A LTD VT SH   112585104   631    20000      20000     0       0       20000         0         0
Calamos Conv. & High Inc Fd       Com Shs          12811P198   523    40949      40949     0       0       40949         0         0
Cigna Corp                        Com              125509109   246     4990       4990     0       0        4990         0         0
Cisco Systems                     Com              17275R102   865    40900      40900     0       0       40900         0         0
DWS Global High Inc               Com              23338W104   204    25300      25300     0       0       25300         0         0
Eagle Bulk Shipping Inc           Com              Y2187A101    19    10000      10000     0       0       10000         0         0
Eaton Vance MA Mu Ic              Sh Ben Int       27886E104   150    10114      10114     0       0       10114         0         0
EDAP TMS S A                      Sponsored ADR    268311107   194   102000     102000     0       0      102000         0         0
Enerplus Resources Fund           Unit Tr G New    29274D604  1049    46810      46810     0       0       46810         0         0
Ericsson LM TelCo.                ADR Cl B Sek10   294821608   463    44920      44920     0       0       44920         0         0
Exxon Mobil Corp                  Com              30231G102   495     5710       5710     0       0        5710         0         0
Ford Motor Co                     Com              345370100   135    10832      10832     0       0       10832         0         0
GAMCO Global Gold                 Com Shs Ben Int  36465A109   706    43706      43706     0       0       43706         0         0
International Business Machine    Com              459200101   230     1100       1100     0       0        1100         0         0
Market Vectors ETR Tr Gold        Gold Miner ETR   57060U100  1021    20600      20600     0       0       20600         0         0
MS/DW Incm                        Com              61745P874   450    25300      25300     0       0       25300         0         0
Network Engines, Inc.             Com              64121A107   606   424089     424089     0       0      424089         0         0
Newmont Mining                    Com              651639106   845    16488      16488     0       0       16488         0         0
Nordic American Tanker Shipp      Com              G65773106   551    34700      34700     0       0       34700         0         0
Occidental Petro Crp              Com              674599105   695     7300       7300     0       0        7300         0         0
Pimco Income Strategy Fund        Com              72201H108   441    38800      38800     0       0       38800         0         0
Pioneer High income Trust         Com              72369A106   636    38186      38186     0       0       38186         0         0
ProShares                         Ult Shr S&P 500  74347X856   515    56800      56800     0       0       56800         0         0
ProShares                         PSHS Ultsh 20yrs 74347R297   636    31100      31100     0       0       31100         0         0
Putnam Mgmt Muni Tr               Com              746823103    96    12467      12467     0       0       12467         0         0
RF Microdevices Inc.              Com              749941100   289    58000      58000     0       0       58000         0         0
SPDR Gold Trust                   Gold Shr         78463V107  1092     6735       6735     0       0        6735         0         0
Tellabs, Inc.                     Com              879664100    66    16300      16300     0       0       16300         0         0
Thermo Fisher Scientific          Com              883556102  1139    20200      20200     0       0       20200         0         0
Toreador Resources Cp             Com              891050106  1323   283300     283300     0       0      283300         0         0
Triangle Pete Corp                Com              883556102   648    93900      93900     0       0       93900         0         0
Verizon Comm                      Com              92343V104   232     6058       6058     0       0        6058         0         0
WisdomTree Trust                  Chinese Yuan ETF 97717W182   520    20500      20500     0       0       20500         0         0
Xcel Energy                       Com              98389B100   666    25150      25150     0       0       25150         0         0

